Supplemental Cash Flow Information - Summary of Cash Flow Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Change in non-cash working capital
Accounts receivable	$ (729)	$ (1,194)
Accounts payable and accrued liabilities	(5,651)	8,667
Other	(219)	(434)
Total change in non-cash working capital	$ (6,599)	$ 7,039